Document and Entity Information	Feb. 28, 2018
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2018
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 01, 2018
AllianzGI Global Fundamental Strategy | Class A
Prospectus:
Trading Symbol	AZDAX
AllianzGI Global Fundamental Strategy | Class C
Prospectus:
Trading Symbol	AZDCX
AllianzGI Global Fundamental Strategy | Institutional Class
Prospectus:
Trading Symbol	AZDIX
AllianzGI Global Fundamental Strategy | Class P
Prospectus:
Trading Symbol	AZDPX